Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue
Operating expenses
Consulting services	$ 197,131	$ 22,000
General and administrative	51,204	48,269
Management and directors fees	120,000	120,000
Mineral properties	12,129	4,445
Professional fees	102,027	$ 32,609
Gain on forgiveness of debt	(65,000)
Total operating expenses	417,491	$ 227,323
Operating loss	(417,491)	$ (227,323)
Other income (expense)
Loss on conversion of debt	(7,130)
Loss on change in fair value of derivative liabilities	(45,207)	$ (100,824)
Accretion and interest expense	(242,259)	(113,826)
Total other income (expense)	(294,596)	(214,650)
Net loss	$ (712,087)	$ (441,973)
Net loss per share - basic	$ (0.00)	$ (0.00)
Weighted average shares outstanding	171,960,998	111,722,313